Annual Total Returns[BarChart] - UltraShort China ProFund - Investor	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	(39.54%)	12.07%	(30.39%)	(47.34%)	(18.29%)	(23.08%)	(8.16%)	(57.67%)	39.48%	(43.34%)